Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investments accounted for using the equity method
17. Investments accounted for using the equity method
The Group’s ownership percentages and the carrying value of investments accounted for using the equity method were as follows:

(€ thousands, except percentages)	Filati Biagioli Modesto S.p.A.	Norda Run Inc.	Luigi Fedeli e Figlio S.r.l.	Tom Ford International LLC	Tizeta S.r.l.	Total investments accounted for using the equity method
Group’s percentage interest at December 31, 2024	45%	25%	15%	100%	100%
Group’s percentage interest at December 31, 2023	40%	25%	15%	100%	100%

At January 1, 2023	1,515	—	—	16,425	4,708	22,648
Additions	6,700	6,580	4,656	1,845	—	19,781
Disposal	(13)	—	—	—	—	(13)
Net (loss)/income	(712)	(2)	(2)	(2,587)	350	(2,953)
Translation differences	—	43	—	764	—	807
Business combinations	—	—	—	(16,447)	(5,058)	(21,505)
At December 31, 2023	7,490	6,621	4,654	—	—	18,765
Net (loss)/income	900	174	(13)	—	—	1,061
Translation differences	—	(136)	—	—	—	(136)
At December 31, 2024	8,390	6,659	4,641	—	—	19,690
As a result of the TFI Acquisition completed on April 28, 2023, the Group obtained 100% of TFI and 100% of Tizeta, which was previously 50% owned by the Group and 50% owned by TFI. The Group’s previously held equity interests in TFI and Tizeta were measured at their fair value as of the acquisition date and recognized as part of the consideration transferred according to IFRS 3 — Business Combinations (“IFRS 3”). The cumulative translation losses related to the previously held investment in TFI, amounting to €4,705 thousand, were reclassified from other comprehensive income to profit and loss at the acquisition date as foreign exchange losses. Following completion of the TFI Acquisition, TFI and Tizeta are consolidated by the Group. For additional information relating to the TFI Acquisition see Note 39 — Business combinations. Prior to the TFI Acquisition, the Group accounted for its 15% interest in the equity shares of Tom Ford International LLC usingi the equity method as the following requirements of IAS 28—Investments in Associates and Joint Ventures (“IAS 28”) were met: the representation on the board of directors and the participation in policy-making processes.
Additions for the year ended December 31, 2023 included:
(i)€6,700 thousand for the capital increase in Filati Biagioli Modesto S.p.A, of which €4,500 thousand was contributed in cash and €2,200 thousand related to a financial receivables converted to equity as a capital contribution in July 2023; in the second half of 2024 €4,450 thousand from the 2023 capital contribution were converted into share capital thus increasing the share owned by the Group from 40% to 45%;
(ii)€6,580 thousand for the acquisition of a 25% minority stake interest in Canadian technical trail running shoe company Norda which was completed on March 31, 2023;
(iii)€4,656 thousand for the acquisition of a 15% minority stake interest in Luigi Fedeli e Figlio S.r.l., the world-renowned maker of fine Italian knitwear and yarns; and
(iv)€1,845 thousand for the conversion of financial receivables from TFI into a capital contribution prior to the TFI Acquisition.
Certain financial information of companies accounted for using the equity method is provided below at and for the period from the acquisition date to December 31, 2024 or for the year ended December 31, 2024, as required by IFRS 12—Disclosure of Interest in Other Entities (“IFRS 12”).

(€ thousands)	Norda Run Inc.	Filati Biagioli Modesto S.p.A.	Luigi Fedeli e Figlio S.r.l.
Total assets	6,024	68,646	31,048
Total liabilities	1,707	49,994	21,644
Total equity	4,317	18,652	9,404
Net revenues	10,407	44,108	27,846
Net income/(loss)	718	(428)	773